SCHEDULE OF RESTRICTED STOCK UNITS ACTIVITY (Details) - $ / shares	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Equity [Abstract]
Number of Shares, Outstanding, beginning balance	200,000	114,666	114,666	193,749
Weighted Average Grant Date Fair Value, Outstanding, beginning balance	$ 1.60	$ 5.56	$ 5.56	$ 6.09
Number of Shares, Granted	304,878		200,000	68,228
Weighted Average Grant Date Fair Value, Granted	$ 1.43		$ 1.60	$ 4.25
Number of Shares, Vested and settled		(34,668)	(102,896)	(136,956)
Weighted Average Grant Date Fair Value, Vested and settled		$ 7.30	$ 5.28	$ 5.55
Number of Shares, Forfeited and cancelled		(11,770)	(11,770)	(10,355)
Weighted Average Grant Date Fair Value, Forfeited and cancelled		$ 8.00	$ 8.00	$ 6.91
Number of Shares, Outstanding, ending balance	504,878	68,228	200,000	114,666
Weighted Average Grant Date Fair Value, Outstanding, ending balance	$ 1.50	$ 4.25	$ 1.60	$ 5.56
Weighted Average Remaining Contract Term ( years), Outstanding	1 year 5 months 8 days	18 days	10 months 28 days	7 months 9 days
Weighted Average Remaining Contract Term ( years), Granted	1 month 28 days